Schedule of Tax Payable (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
VAT payables	¥ 98	¥ 43
Individual income tax payables	703	770
Construction tax payables	37	52
Educational development payables	27	37
Others	10	48
Total	¥ 875	¥ 950